Shareholders' Equity (Details) (USD $) In Millions	12 Months Ended		1 Months Ended
	Sep. 30, 2011	Jul. 24, 2006	Nov. 16, 2011 Repurchase of Equity [Member]	Sep. 30, 2011 Incentive Stock Plan 2000 [Member]	Sep. 30, 2011 Incentive Stock Plan 2009 [Member]
Common Stock Disclosures [Abstract]
Common Stock, Shares Authorized	300
Common Stock, Capital Shares Reserved for Future Issuance				1.3	1.7
Stock Repurchase Program, Number of Shares Authorized to be Repurchased		10
Shares repurchased	3.7		0.8
Shares repurchased (value)	$ 276		$ 56
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased	3.4